ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
6.	ACCOUNTS RECEIVABLE

Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31, 2016	As of December 31, 2017	As of December 31, 2017
	RMB	RMB	US$

Accounts receivable	19,847	19,847	3,050
Less: Allowance for doubtful accounts	(19,847)	(19,847)	(3,050)

Accounts receivable, net	-	-	-

After voluntary suspension since April 2015, considering age of these receivables and after exhausting all collection efforts, the Group believes that the collection of the amount is no longer probable. The Group wrote off all of the outstanding accounts receivable at the end of year 2015.